PARENT COMPANY ONLY FINANCIAL STATEMENTS - Statements of Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Condensed Financial Statements, Captions [Line Items]
Interest on ESOP loan	$ 9,543	$ 10,162
Total interest and dividend income	13,574	13,904
Other expense	1,144	1,227
Income tax benefit	(65)	152
Net income	551	1,003
PSB Holdings, Inc
Condensed Financial Statements, Captions [Line Items]
Interest and dividends on investments	12	12
Interest on ESOP loan	51	55
Total interest and dividend income	63	67
Other expense	227	224
Loss before income tax benefit and equity in undistributed net income of subsidiary	(164)	(157)
Income tax benefit	(73)	(72)
Loss before equity in undistributed net income of subsidiary	(91)	(85)
Equity in undistributed net income of subsidiary	642	1,088
Net income	$ 551	$ 1,003